Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2018	$ 3,055,424	$ 5,701,516	$ 19,137	$ 667,874	$ (3,333,103)
Vesting of share awards	0	17,319	(17,319)
Share-based compensation	15,894	17,319	15,894
Comprehensive loss	(124,109)			(111,650)	(12,459)
Ending balance at Dec. 31, 2019	2,947,209	5,718,835	17,712	556,224	(3,345,562)
Vesting of share awards	0	10,583	(10,583)
Share-based compensation	7,216	10,583	7,216
Comprehensive loss	(2,376,212)			62,752	(2,438,964)
Ending balance at Dec. 31, 2020	$ 578,213	$ 5,729,418	$ 14,345	$ 618,976	$ (5,784,526)